IMPAIRMENT TESTS (Narrative) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407 [1]	₪ 407
Pre-tax discount rate	9.60%	11.50%	11.20%
BDO Ziv Haft Consulting & Management Ltd. [Member]
Disclosure of information for cash-generating units [line items]
Pre-tax cash flow projections period	five-year
CGU [Member]
Disclosure of information for cash-generating units [line items]
Goodwill	₪ 407

[1]	See Note 2 regarding the adoption of IFRS 16 - Leases.